Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies.
Commitments and Contingencies

13.  Commitments and Contingencies

Commitments with Vendors

The Company is party to software and cloud hosting agreements to meet the demands of its customers in various marketplaces. The remaining payments for these services are $164.8 million, as follows:

2021 (excluding the nine months ended September 30, 2021)	$2,655
2022	22,393
2023	20,393
2024	8,000
2025	8,000
2026	103,356
Total	$164,797

The Company considers that the actual usage and hence costs will be greater than the required payments.

Legal Proceedings

From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these ordinary course matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company records accruals for loss contingencies associated with these legal matters when it is probable that a liability will be incurred, and the amount of the loss can be reasonably estimated.

In January 2021, the Company settled a proceeding in which it was obligated to pay $4.0 million in connection with a license agreement. This amount was recorded in accrued liabilities during the year ended December 31, 2019 when the claim was issued and deemed probable. The claim was covered under the Company’s insurance policy and the Company has recorded a receivable in other assets on the unaudited condensed consolidated balance sheets related to the insurance receivable of $4.0 million as of December 31, 2020.

In April 2021, Arma Partners LLP (“Arma”), filed a lawsuit against the Company in the Royal Courts of Justice, London, England. In the lawsuit Arma claims a declaration from the Court that Arma is entitled to remuneration arising from a successful acquisition of the Company, in the event it occurs. Arma’s claim is disputed and is being defended in its entirety. The Company is unable to estimate what, if any, liability may result from this litigation.

The Company does not believe there are any other pending legal proceedings that will have a material impact on the Company’s unaudited condensed consolidated balance sheet or unaudited condensed consolidated statement of operations and comprehensive loss and did not have contingency reserves established for any liabilities as of September 30, 2021 and December 31, 2020.

Lease Agreements

As of September 30, 2021, Company’s corporate headquarters is located in Manchester, U.K. The lease will expire in April 2022.

The Company recorded rent expense totaling $0.3 million, $0.7 million, less than $0.1 million, and $0.4 million for the three and nine months ending September 30, 2021 and 2020, respectively. Future minimum lease payments as of September 30, 2021 are as follows (in thousands):

2021 (excluding the nine months ended September 30, 2021)	$242
2022	970
2023	915
2024	943
2025	1,024
2026	527
Total minimum lease payments	$4,621

16.  Commitments and Contingencies

Legal Proceedings

From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these ordinary course matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.

On December 31, 2020, the Company settled a proceeding in which it is obligated to pay $4.0 million in connection with a license agreement. This amount was recorded in accrued expenses and other current liabilities during the year ended December 31, 2019 when the claim was issued and deemed probable. The claim is covered under the Company’s insurance policy and the Company has recorded a receivable in prepaid and other current assets on the consolidated balance sheets related to the insurance receivable of $4.0 million. The claim was settled in January 2021.

The Company does not believe there are any other probable pending legal proceedings that will have a material impact on the Company’s consolidated balance sheet or consolidated statement of operations and comprehensive loss and did not have contingency reserves established for any liabilities as of December 31, 2020 and 2019.

Lease Agreements

As of December 31, 2020, Company’s corporate headquarters is located in Manchester, U.K. The lease will expire in April 2022.

The Company recorded rent expense totaling $0.8 million and $0.4 million for the years ended December 31, 2020 and 2019, respectively. Future minimum lease payments as of December 31, 2020 are as follows (in thousands):

Year Ended December 31,
2021	$799
2022	266
Total minimum lease payments	$1,065